UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Michael W. Stockton

New Perspective Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

New Perspective Fund®
Investment portfolio
June 30, 2016
unaudited
Common stocks 91.25% Information technology 18.82%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.[1]	188,632,994	$953,835
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,954,600	77,499
Microsoft Corp.	18,508,800	947,095
ASML Holding NV1	6,148,109	609,420
ASML Holding NV (New York registered)	2,759,470	273,767
Alphabet Inc., Class C2	718,054	496,965
Alphabet Inc., Class A2	408,000	287,040
Broadcom Ltd.	4,678,043	726,968
Facebook, Inc., Class A2	5,885,000	672,538
Visa Inc., Class A	7,203,300	534,269
VeriSign, Inc.[2,3]	5,646,744	488,217
Murata Manufacturing Co., Ltd.[1]	4,273,800	479,428
Texas Instruments Inc.	6,819,362	427,233
MasterCard Inc., Class A	4,595,900	404,715
Nintendo Co., Ltd.[1]	2,395,700	341,831
Naver Corp.[1]	493,358	306,769
Intel Corp.	8,651,600	283,772
Accenture PLC, Class A	2,420,900	274,264
Akamai Technologies, Inc.[2]	4,140,000	231,550
Nokia Corp.[1]	35,398,480	201,159
Amphenol Corp., Class A	3,084,600	176,840
Trend Micro Inc.[1]	4,765,300	169,720
ON Semiconductor Corp.[2]	17,851,000	157,446
FLIR Systems, Inc.	3,644,000	112,782
LinkedIn Corp., Class A2	560,900	106,150
Keyence Corp.[1]	155,100	104,608
Analog Devices, Inc.	1,762,900	99,851
salesforce.com, inc.[2]	1,209,756	96,067
Autodesk, Inc.[2]	1,698,900	91,978
Juniper Networks, Inc.	4,030,000	90,635
NetSuite Inc.[2]	1,161,501	84,557
Apple Inc.	813,500	77,771
AAC Technologies Holdings Inc.[1]	9,021,710	77,537
Halma PLC[1]	5,564,540	75,521
Cognizant Technology Solutions Corp., Class A2	1,132,600	64,830
NetApp, Inc.	2,588,600	63,654
TDK Corp.[1]	1,135,000	63,243
TE Connectivity Ltd.	913,975	52,197
Amadeus IT Holding, SA, Class A, non-registered shares[1]	1,146,394	50,222
MercadoLibre, Inc.	333,500	46,913
Gemalto NV1	650,293	39,828
Rohm Co., Ltd.[1]	733,100	28,745
Jabil Circuit, Inc.	1,481,900	27,371
ARM Holdings PLC[1]	1,644,740	24,911
		11,001,711
New Perspective Fund — Page 1 of 11

unaudited
Common stocks Consumer discretionary 18.67%	Shares	Value (000)
Amazon.com, Inc.[2]	3,509,000	$2,511,111
Naspers Ltd., Class N1	6,387,264	978,703
Priceline Group Inc.[2]	641,480	800,830
Home Depot, Inc.	4,721,600	602,901
McDonald’s Corp.	3,446,700	414,776
Johnson Controls, Inc.	6,896,700	305,248
Starbucks Corp.	4,895,900	279,654
adidas AG1	1,934,961	275,935
Liberty Global PLC, Class C2	5,000,700	143,270
Liberty Global PLC, Class A2	3,919,800	113,909
Walt Disney Co.	2,564,300	250,840
NIKE, Inc., Class B	4,279,100	236,206
Tesla Motors, Inc.[2]	1,036,800	220,092
CBS Corp., Class B	3,780,900	205,832
LVMH Moet Hennessy Vuitton SE1	1,344,166	203,530
Netflix, Inc.[2]	2,180,000	199,426
Royal Caribbean Cruises Ltd.	2,730,200	183,333
Burberry Group PLC[1]	11,542,595	180,432
Industria de Diseño Textil, SA1	5,042,796	168,164
Hermès International[1]	412,480	155,451
Toyota Motor Corp.[1]	3,069,600	153,470
Mahindra & Mahindra Ltd.[1]	6,050,000	128,621
Samsonite International SA1	45,038,300	124,834
Norwegian Cruise Line Holdings Ltd.[2]	3,094,100	123,269
Suzuki Motor Corp.[1]	4,466,600	120,545
lululemon athletica inc.[2]	1,522,700	112,467
Wynn Resorts, Ltd.	1,221,100	110,681
Volkswagen AG, non-voting preferred[1]	827,294	99,427
Volkswagen AG1	83,714	11,248
Expedia, Inc.	984,900	104,695
DENSO Corp.[1]	2,933,600	103,060
Domino’s Pizza, Inc.	773,100	101,570
Newell Rubbermaid Inc.	1,898,800	92,225
Las Vegas Sands Corp.	1,772,800	77,099
The Swatch Group AG1	1,281,814	73,525
MGM Resorts International[2]	3,210,400	72,651
Wynn Macau, Ltd.[1]	47,812,700	69,419
Publicis Groupe SA1	1,013,719	68,678
Electrolux AB, Series B1	2,431,359	66,036
Honda Motor Co., Ltd.[1]	2,462,200	62,168
Twenty-First Century Fox, Inc., Class A	2,265,200	61,274
Steinhoff International Holdings NV1	10,540,000	60,380
Christian Dior SE1	364,403	59,031
Whirlpool Corp.	342,500	57,074
Delphi Automotive PLC	863,300	54,043
Hyundai Motor Co.[1]	454,000	53,779
Liberty Global PLC LiLAC, Class C2	877,998	28,526
Liberty Global PLC LiLAC, Class A2	638,067	20,584
Tiffany & Co.	781,200	47,372
Ryohin Keikaku Co., Ltd.[1]	191,100	46,364
Hyundai Mobis Co., Ltd.[1]	207,500	45,430
Time Warner Inc.	507,200	37,299
Altice NV, Class A1,2	2,462,186	37,026
		10,913,513
New Perspective Fund — Page 2 of 11

unaudited
Common stocks Health care 14.57%	Shares	Value (000)
Novo Nordisk A/S, Class B1	53,434,895	$2,873,572
Regeneron Pharmaceuticals, Inc.[2]	2,485,350	867,959
Novartis AG1	6,933,515	570,377
Medtronic PLC	6,253,700	542,634
Bayer AG1	3,816,388	383,975
Vertex Pharmaceuticals Inc.[2]	3,955,500	340,252
AstraZeneca PLC[1]	5,500,628	327,447
Incyte Corp.[2]	3,778,800	302,228
Boston Scientific Corp.[2]	12,230,100	285,818
Intuitive Surgical, Inc.[2]	395,900	261,852
Merck & Co., Inc.	3,801,600	219,010
Cerner Corp.[2]	3,664,600	214,746
Eli Lilly and Co.	2,515,100	198,064
Roche Holding AG, non-registered shares, non-voting[1]	651,481	172,011
Lupin Ltd.[1]	6,958,309	159,108
Sun Pharmaceutical Industries Ltd.[1]	11,531,321	130,409
Gilead Sciences, Inc.	1,437,400	119,908
Thermo Fisher Scientific Inc.	738,700	109,150
UCB SA1	1,185,990	88,682
CSL Ltd.[1]	910,000	76,515
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	3,791,766	63,214
Fresenius SE & Co. KGaA[1]	813,112	59,914
Illumina, Inc.[2]	376,700	52,881
Bristol-Myers Squibb Co.	561,400	41,291
Agios Pharmaceuticals, Inc.[2]	951,400	39,859
St. Jude Medical, Inc.	229,311	17,886
		8,518,762
Consumer staples 11.50%
British American Tobacco PLC[1]	13,003,642	846,153
Pernod Ricard SA1	5,304,605	590,865
Associated British Foods PLC[1]	15,767,658	571,706
Nestlé SA1	7,132,363	550,160
Coca-Cola Co.	10,595,700	480,303
Philip Morris International Inc.	4,358,400	443,336
Unilever NV, depository receipts[1]	7,415,709	345,713
Costco Wholesale Corp.	1,910,700	300,056
Seven & i Holdings Co., Ltd.[1]	5,582,500	233,065
Walgreens Boots Alliance, Inc.	2,797,213	232,924
L’Oréal SA, non-registered shares[1]	1,050,007	200,852
Mondelez International, Inc.	4,243,800	193,135
Mead Johnson Nutrition Co.	1,723,500	156,408
Shoprite Holdings Ltd.[1]	12,172,500	137,772
Kao Corp.[1]	2,343,900	135,264
Coca-Cola HBC AG (CDI)[1]	5,914,949	119,299
Colgate-Palmolive Co.	1,599,400	117,076
Shiseido Co., Ltd.[1]	4,503,700	116,122
Diageo PLC[1]	3,449,522	96,522
Carlsberg A/S1	1,013,953	96,225
Procter & Gamble Co.	1,116,800	94,559
SABMiller PLC[1]	1,467,463	85,549
Alimentation Couche-Tard Inc., Class B	1,969,700	84,585
Reckitt Benckiser Group PLC[1]	815,000	81,994
Japan Tobacco Inc.[1]	2,045,500	81,944
Coca-Cola Enterprises, Inc.	2,246,679	80,184
New Perspective Fund — Page 3 of 11

unaudited
Common stocks Consumer staples (continued)	Shares	Value (000)
PepsiCo, Inc.	748,100	$79,254
Danone SA1	895,935	63,175
Fomento Económico Mexicano, SAB de CV	4,950,000	45,805
Unilever PLC[1]	666,760	31,983
United Spirits Ltd.[1,2]	511,642	18,989
Avon Products, Inc.	3,141,800	11,876
		6,722,853
Financials 8.96%
AIA Group Ltd.[1]	132,170,800	796,443
CME Group Inc., Class A	7,085,532	690,131
JPMorgan Chase & Co.	10,135,200	629,801
Chubb Ltd.	4,548,900	594,587
Goldman Sachs Group, Inc.	2,274,226	337,904
Prudential PLC[1]	18,544,088	315,913
ICICI Bank Ltd. (ADR)	31,583,400	226,769
ICICI Bank Ltd.[1]	18,585,000	66,421
Moody’s Corp.	2,989,700	280,165
ING Groep NV, depository receipts[1]	14,413,635	149,813
Intercontinental Exchange, Inc.	536,400	137,297
ORIX Corp.[1]	10,601,840	135,380
BNP Paribas SA1	2,956,897	132,936
Sampo Oyj, Class A1	2,265,112	92,543
DNB ASA[1]	6,110,473	73,877
Henderson Group PLC[1]	25,150,833	71,698
Weyerhaeuser Co.[2]	2,235,700	66,557
Berkshire Hathaway Inc., Class A2	301	65,309
Allianz SE1	393,950	56,127
American Tower Corp.	489,400	55,601
AXA SA1	2,763,874	55,525
Tokio Marine Holdings, Inc.[1]	1,664,400	55,057
Credit Suisse Group AG1	5,160,286	54,990
BlackRock, Inc.	100,500	34,424
Morgan Stanley	1,270,500	33,008
HSBC Holdings PLC (GBP denominated)[1]	4,569,504	28,546
		5,236,822
Industrials 8.12%
ASSA ABLOY AB, Class B1	18,264,100	374,358
KONE Oyj, Class B1	7,686,944	354,925
Ryanair Holdings PLC (ADR)	5,007,761	348,240
General Electric Co.	10,266,400	323,186
Airbus Group SE, non-registered shares[1]	5,011,743	291,024
Boeing Co.	1,924,500	249,935
Safran SA1	3,387,676	230,236
Nielsen Holdings PLC	3,691,700	191,858
Geberit AG1	494,407	186,765
Eaton Corp. PLC	3,047,000	181,997
Edenred SA1	7,899,617	162,993
FANUC CORP.[1]	968,300	156,735
Honeywell International Inc.	1,324,700	154,089
Danaher Corp.	1,446,500	146,096
IDEX Corp.	1,723,500	141,499
Kawasaki Heavy Industries, Ltd.[1]	43,373,600	121,367
TransDigm Group Inc.[2]	441,050	116,300
New Perspective Fund — Page 4 of 11

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Caterpillar Inc.	1,477,300	$111,994
Aggreko PLC[1]	6,503,694	111,700
Jardine Matheson Holdings Ltd.[1]	1,847,600	108,194
Hexcel Corp.	2,510,028	104,518
United Technologies Corp.	925,800	94,941
Canadian National Railway Co.	1,457,600	86,086
Rockwell Collins, Inc.	787,900	67,082
International Consolidated Airlines Group, SA (CDI)[1]	12,857,534	64,363
PageGroup PLC[1]	14,063,906	56,598
Kubota Corp.[1]	3,601,100	48,231
DP World Ltd.[1]	2,870,000	47,658
Cummins Inc.	356,500	40,085
Ingersoll-Rand PLC	600,800	38,259
Larsen & Toubro Ltd.[1]	1,683,543	37,509
		4,748,821
Energy 4.26%
Schlumberger Ltd.	6,522,950	515,835
Enbridge Inc. (CAD denominated)	8,574,421	363,232
Canadian Natural Resources, Ltd.	10,105,400	311,778
EOG Resources, Inc.	2,840,516	236,956
Royal Dutch Shell PLC, Class B1	8,069,456	221,904
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	114,872	3,136
Oil Search Ltd.[1]	29,282,531	147,253
Halliburton Co.	3,077,100	139,362
Noble Energy, Inc.	2,361,000	84,689
Chevron Corp.	802,100	84,084
Baker Hughes Inc.	1,813,600	81,848
Petróleo Brasileiro SA (Petrobras), ordinary nominative (ADR)[2]	9,848,700	70,517
Reliance Industries Ltd.[1]	4,675,000	67,360
ConocoPhillips	1,200,000	52,320
Core Laboratories NV	399,500	49,494
Ensco PLC, Class A	2,539,625	24,660
Cenovus Energy Inc. (CAD denominated)	1,745,800	24,148
Cobalt International Energy, Inc.[2]	7,302,412	9,785
		2,488,361
Materials 3.89%
Praxair, Inc.	3,703,100	416,191
Vale SA, Class A, preferred nominative (ADR)	62,939,800	252,389
E.I. du Pont de Nemours and Co.	3,813,420	247,110
Asahi Kasei Corp.[1]	30,627,973	212,238
LafargeHolcim Ltd.[1]	4,233,127	176,824
Koninklijke DSM NV1	2,500,000	144,855
FMC Corp.	2,584,811	119,703
Chr. Hansen Holding A/S1	1,593,776	104,655
Sherwin-Williams Co.	350,000	102,785
LG Chem, Ltd.[1]	376,000	85,995
Dow Chemical Co.	1,556,100	77,354
Newcrest Mining Ltd.[1,2]	4,303,950	74,010
Monsanto Co.	705,800	72,987
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	7,737,508	47,740
Linde AG1	295,462	41,123
Potash Corp. of Saskatchewan Inc.	2,166,700	35,187
Rio Tinto PLC[1]	756,714	23,390
New Perspective Fund — Page 5 of 11

unaudited
Common stocks Materials (continued)	Shares	Value (000)
First Quantum Minerals Ltd.	3,218,400	$22,594
Mosaic Co.	774,500	20,276
		2,277,406
Telecommunication services 1.24%
SoftBank Group Corp.[1]	5,146,134	291,142
Vodafone Group PLC[1]	56,071,970	170,694
América Móvil, SAB de CV, Series L (ADR)	10,423,300	127,790
Singapore Telecommunications Ltd.[1]	35,475,200	109,704
BT Group PLC[1]	4,751,838	26,239
		725,569
Utilities 0.76%
Sempra Energy	1,575,900	179,684
AES Corp.	10,787,700	134,631
Cheung Kong Infrastructure Holdings Ltd.[1]	15,405,000	132,640
		446,955
Miscellaneous 0.46%
Other common stocks in initial period of acquisition		266,944
Total common stocks (cost: $35,957,272,000)		53,347,717
Convertible bonds 0.13% Financials 0.02%	Principal amount (000)
Credit Suisse Group AG, contingent convertible, 7.875% 2041	$8,400	8,442
Miscellaneous 0.11%
Other convertible bonds in initial period of acquisition		65,707
Total convertible bonds (cost: $79,287,000)		74,149
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%
U.S. Treasury 0.875% 2017[4]	42,800	42,938
Total bonds, notes & other debt instruments (cost: $42,857,000)		42,938
Short-term securities 8.29%
Alphabet Inc. 0.53% due 7/6/2016[5]	20,000	19,999
Australia & New Zealand Banking Group, Ltd. 0.63%–0.75% due 9/2/2016–9/27/2016[5]	136,400	136,240
Bank of Montreal 0.66%–0.85% due 9/7/2016–10/3/2016	100,000	100,029
Bank of Nova Scotia 0.81%–0.83% due 8/15/2016–9/1/2016[5]	200,000	199,865
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.43%–0.54% due 7/6/2016–7/20/2016	129,300	129,278
Chariot Funding, LLC 0.85% due 7/11/2016[5]	50,000	49,993
Chevron Corp. 0.52% due 7/27/2016[5]	61,000	60,984
Citibank, N.A. 0.70% due 10/13/2016	100,000	100,022
Commonwealth Bank of Australia 0.81% due 8/25/2016[5]	75,000	74,958
Export Development Canada 0.62% due 7/6/2016	50,000	49,998
Fannie Mae 0.37%–0.60% due 7/1/2016–1/3/2017	100,000	99,890
New Perspective Fund — Page 6 of 11

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Farm Credit Banks 0.51% due 12/27/2016	$25,000	$24,947
Federal Home Loan Bank 0.32%–0.60% due 7/11/2016–11/2/2016	861,400	860,994
Freddie Mac 0.40%–0.58% due 7/11/2016–12/13/2016	110,000	109,900
GlaxoSmithKline Finance PLC 0.45%–0.70% due 7/18/2016–9/19/2016[5]	187,300	187,152
Gotham Funding Corp. 0.55% due 8/2/2016[5]	26,500	26,489
JPMorgan Chase & Co. 0.40%–1.03% due 2/26/2017–3/13/2017[6]	150,000	150,008
Kells Funding, LLC 0.62% due 8/26/2016[5]	90,000	89,929
KfW 0.57% due 7/1/2016[5]	50,000	50,000
Liberty Street Funding Corp. 0.61% due 8/22/2016[5]	40,000	39,970
Mitsubishi UFJ Financial 0.55% due 7/27/2016[5]	32,000	31,989
Mizuho Bank, Ltd. 0.54%–0.80% due 7/19/2016–11/14/2016[5]	332,500	332,019
Nestlé Finance International Ltd. 0.60% due 7/18/2016–7/27/2016	70,000	69,985
Nordea Bank AB 0.51%–0.79% due 7/5/2016–9/27/2016[5]	317,700	317,442
Old Line Funding, LLC 0.70%–0.73% due 7/19/2016–11/1/2016[5]	100,000	99,862
Reckitt Benckiser Treasury Services PLC 0.63% due 9/7/2016[5]	17,800	17,784
Scotiabank Inc. 0.44% due 7/1/2016[5]	28,100	28,100
Siemens AG 0.40% due 7/6/2016[5]	82,800	82,795
Sumitomo Mitsui Banking Corp. 0.46%–0.72% due 7/5/2016–10/18/2016[5]	222,300	222,198
Svenska Handelsbanken Inc. 0.65%–0.86% due 10/17/2016–12/12/2016[5]	176,600	176,040
Thunder Bay Funding, LLC 0.60% due 9/20/2016[5]	45,000	44,938
Toronto Dominion Bank 1.15% due 4/13/2017	50,000	50,060
Toronto-Dominion Holdings USA Inc. 0.55%–0.86% due 7/7/2016–10/19/2016[5]	223,300	223,017
Total Capital Canada Ltd. 0.60%–0.63% due 8/1/2016–8/25/2016[5]	127,500	127,441
Toyota Credit de Puerto Rico Corp. 0.56% due 9/7/2016	25,000	24,972
Toyota Motor Credit Corp. 0.58%–0.70% due 8/15/2016–10/11/2016	51,200	51,137
U.S. Treasury Bills 0.44% due 8/18/2016	40,300	40,288
Unilever Capital Corp. 0.56% due 8/15/2016[5]	67,500	67,455
United Parcel Service Inc. 0.49% due 7/1/2016[5]	48,500	48,500
Wells Fargo Bank, N.A. 0.84%–0.86% due 8/16/2016–11/7/2016	92,600	92,630
Westpac Banking Corp. 0.79%–0.86% due 8/1/2016–8/24/2016[5]	140,000	139,923
Total short-term securities (cost: $4,848,367,000)		4,849,220
Total investment securities 99.74% (cost: $40,927,783,000)		58,314,024
Other assets less liabilities 0.26%		151,720
Net assets 100.00%		$58,465,744
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $432,186,000.
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Sales:
Japanese yen	7/12/2016	Bank of America, N.A.	$34,680	¥3,754,000	$(1,687)
Japanese yen	7/25/2016	Bank of New York Mellon	$57,872	¥6,050,000	(760)
Japanese yen	8/15/2016	HSBC Bank	$36,180	¥3,850,000	(1,157)
Japanese yen	8/22/2016	Bank of America, N.A.	$1,692	¥175,930	(15)
New Perspective Fund — Page 7 of 11

unaudited
	Settlement date	Counterparty	Contract amount		Unrealized depreciation at 6/30/2016 (000)
			Receive (000)	Deliver (000)
Japanese yen	8/23/2016	Citibank	$67,738	¥7,240,000	$(2,495)
Japanese yen	9/15/2016	Bank of America, N.A.	$196,565	¥21,300,000	(10,256)
					$(16,370)
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the nine months ended June 30, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2016 (000)
VeriSign, Inc.[2]	5,733,444	—	86,700	5,646,744	$—	$488,217
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $22,659,250,000, which represented 38.76% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $19,386,000, which represented .03% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,834,098,000, which represented 4.85% of the net assets of the fund.
[6]	Coupon rate may change periodically.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
New Perspective Fund — Page 8 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
New Perspective Fund — Page 9 of 11

unaudited
participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$7,474,934	$3,526,777	$—	$11,001,711
Consumer discretionary	7,568,257	3,345,256	—	10,913,513
Health care	3,613,538	4,905,224	—	8,518,762
Consumer staples	2,319,501	4,403,352	—	6,722,853
Financials	3,151,553	2,085,269	—	5,236,822
Industrials	2,396,165	2,352,656	—	4,748,821
Energy	2,048,708	439,653	—	2,488,361
Materials	1,414,316	863,090	—	2,277,406
Telecommunication services	127,790	597,779	—	725,569
Utilities	314,315	132,640	—	446,955
Miscellaneous	259,390	7,554	—	266,944
Convertible bonds	—	74,149	—	74,149
Bonds, notes & other debt instruments	—	42,938	—	42,938
Short-term securities	—	4,849,220	—	4,849,220
Total	$30,688,467	$27,625,557	$—	$58,314,024
*	Securities with a value of $22,447,011,000, which represented 38.39% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$18,718,335
Gross unrealized depreciation on investment securities	(1,484,545)
Net unrealized appreciation on investment securities	17,233,790
Cost of investment securities	41,080,234

Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
GBP = British pounds
¥ = Japanese yen
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unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-007-08160-S54138	New Perspective Fund — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: August 26, 2016

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 26, 2016